Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	0.32475%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$345,780.33

Principal:
Principal Collections	$10,048,314.62
Prepayments in Full	$3,689,331.73
Liquidation Proceeds	$68,097.43
Recoveries	$68,287.55
Sub Total	$13,874,031.33
Collections	$14,219,811.66

Purchase Amounts:
Purchase Amounts Related to Principal	$229,436.01
Purchase Amounts Related to Interest	$569.59
Sub Total	$230,005.60

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,449,817.26

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	45
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,449,817.26
Servicing Fee	$141,869.17	$141,869.17	$0.00	$0.00	$14,307,948.09
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,307,948.09
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$14,307,948.09
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$14,307,948.09
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,307,948.09
Interest - Class A-4 Notes	$78,998.61	$78,998.61	$0.00	$0.00	$14,228,949.48
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,228,949.48
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$14,171,974.81
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,171,974.81
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$14,129,595.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,129,595.23
Regular Principal Payment	$13,143,090.47	$13,143,090.47	$0.00	$0.00	$986,504.76
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$986,504.76
Residual Released to Depositor	$0.00	$986,504.76	$0.00	$0.00	$0.00
Total		$14,449,817.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$13,143,090.47
Total					$13,143,090.47
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of	Actual	Per $1,000 of	Actual	Per $1,000 of
		Original Balance		Original Balance		Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,143,090.47	$108.11	$78,998.61	$0.65	$13,222,089.08	$108.76
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$13,143,090.47	$9.98	$178,352.86	$0.14	$13,321,443.33	$10.12

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$67,713,091.17	0.5569885	$54,570,000.70	0.4488772
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$133,583,091.17	0.1014037	$120,440,000.70	0.0914267

Pool Information
Weighted Average APR	2.170%	2.175%
Weighted Average Remaining Term	20.77	20.07
Number of Receivables Outstanding	19,992	19,055
Pool Balance	$170,242,998.23	$156,134,925.06
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$159,929,864.55	$146,786,774.08
Pool Factor	0.1190512	0.1091854

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$7,149,991.01
Yield Supplement Overcollateralization Amount	$9,348,150.98
Targeted Overcollateralization Amount	$35,694,924.36
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$35,694,924.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$72,893.38
(Recoveries)		124	$68,287.55
Net Loss for Current Collection Period			$4,605.83
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0325%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3113%
Second Prior Collection Period			-0.1397%
Prior Collection Period			0.2544%
Current Collection Period			0.0339%
Four Month Average (Current and Prior Three Collection Periods)			0.1150%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,782	$14,085,162.56
(Cumulative Recoveries)			$2,576,670.13
Cumulative Net Loss for All Collection Periods			$11,508,492.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8048%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,724.26
Average Net Loss for Receivables that have experienced a Realized Loss			$3,042.96

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.14%	160	$1,782,541.46
61-90 Days Delinquent	0.16%	21	$256,920.21
91-120 Days Delinquent	0.10%	11	$162,280.31
Over 120 Days Delinquent	0.51%	52	$799,013.68
Total Delinquent Receivables	1.92%	244	$3,000,755.66

Repossession Inventory:
Repossessed in the Current Collection Period		6	$90,472.89
Total Repossessed Inventory		11	$180,482.06

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4530%
Prior Collection Period			0.4252%
Current Collection Period			0.4408%
Three Month Average			0.4397%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7802%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	45

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer